Hospice Revenue Recognitionn (Tables)	12 Months Ended
Dec. 31, 2015
Hospice Revenue Recognition [Abstract]
Schedule Of Allowance For Doubtful Accounts

	Medicare	Medicaid	Commercial	Other	Total
Beginning Balance January 1, 2013	$3,875	$5,194	$2,204	$22	$11,295
Bad debt provision	1,901	4,902	2,026	1,992	10,821
Write-offs	(1,452)	(4,342)	(2,877)	(1,269)	(9,940)
Other/Contractual adjustments	490	145	684	(445)	874
Ending Balance December 31, 2014	4,814	5,899	2,037	300	13,050
Bad debt provision	286	8,096	2,969	2	11,353
Write-offs	(1,863)	(8,089)	(2,819)	(642)	(13,413)
Other/Contractual adjustments	562	93	687	(174)	1,168
Ending Balance December 31, 2015	$3,799	$5,999	$2,874	$(514)	$12,158

Schedule Of Medicare Cap Liability Activity

	2015	2014
Beginning Balance January 1,	$ 6,112	$ 8,260
2015 measurement period	(165)	165
2014 measurement period	-	1,451
2011 measurement period	-	(325)
Payments	(4,782)	(3,439)
Ending Balance December 31,	$ 1,165	$ 6,112